Risk management and financial instruments - Fair Value of Financial Instruments Table (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 1,044	$ 831
Restricted cash	248	449
Related party loans receivable - short term	371	69
Related party loans receivable - long term	464	311
Current portion of floating rate debt	1,493	1,928
Long-term portion of floating rate debt	6,711	7,713
Current portion of fixed rate CIRR loans	33	39
Long term portion of fixed rate CIRR loans	43	84
Fixed interest bonds - short term	0	323
Fixed interest bonds - long term	944	1,545
Floating interest bonds - long term	283	483
Related party fixed rate debt - long term	415	415
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,044	831
Restricted cash	248	449
Related party loans receivable - short term	371	69
Related party loans receivable - long term	464	311
Current portion of floating rate debt	1,493	1,928
Long-term portion of floating rate debt	6,711	7,713
Current portion of fixed rate CIRR loans	33	39
Long term portion of fixed rate CIRR loans	43	84
Fixed interest bonds - short term	0	342
Fixed interest bonds - long term	1,840	1,892
Floating interest bonds - long term	541	622
Related party fixed rate debt - long term	$ 415	$ 415